Other non-current assets (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Other receivables	£ 36	£ 45
Non-current tax assets	51	0
Prepayments and accrued income	28	24
Other non-current assets	£ 115	£ 69	[1]

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).